Net Income Per Common Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Net Income Per Common Share [Line Items]
Income from continuing operations	$ 5,876	$ 3,825	$ 4,161	$ 3,894	$ 5,438	$ 3,501	$ 3,937	$ 3,578	$ 17,756	$ 16,454	$ 15,959
Less consolidated net income attributable to noncontrolling interest									(757)	(688)	(604)
Income from continuing operations attributable to Walmart									$ 16,999	$ 15,766	$ 15,355
Weighted-average common shares outstanding, basic									3,374	3,460	3,656
Dilutive impact of stock options and other share-based awards									15	14	14
Weighted-average common shares outstanding, diluted									3,389	3,474	3,670
Basic									$ 5.04	$ 4.56	$ 4.20
Diluted									$ 5.02	$ 4.54	$ 4.18
Stock Option [Member]
Net Income Per Common Share [Line Items]
Antidilutive stock options and share-based awards excluded from computation of diluted net income per common share									0	1	4